First-time adoption - Reconciliation of equity (Details) - CNY (¥) ¥ in Thousands	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Current assets:
Cash and cash equivalents	¥ 12,554,843	¥ 27,308,098	¥ 20,855,252	¥ 43,429,717
Restricted cash	1,723,392	1,139,473	803,956	443,758
Short-term treasury investments	37,598,495	19,242,083	16,965,708	13,172,754
Accounts receivable	3,492,919	3,434,615	2,288,218	2,631,969
Prepayments, receivables and other current assets	14,539,790	14,350,931	10,138,927	9,087,666
Total current assets	69,909,439	65,475,200	51,052,061	68,765,864
Non-current assets
Restricted cash	19,653	20,506	17,333	107,597
Long-term treasury investments	3,430,499	7,892,899	10,199,802	3,722,640
Investments accounted for using the equity method	3,766,159	3,555,599	3,059,146	3,002,005
Other financial investments measured at fair value through profit or loss	3,602,059	2,886,719	2,839,760	3,605,958
Other financial investments measured at fair value through other comprehensive income	5,624,762	9,624,566	7,009,296	13,431,049
Operating lease right-of-use assets	1,154,468	1,090,979	1,443,345	1,369,879
Property and equipment	5,205,228	4,313,477	5,621,814	7,871,344
Intangible assets	704,516	675,685	1,724,141	3,286,145
Goodwill	46,283,879	46,283,879	46,283,879	46,283,879
Deferred tax assets	614,060	279,464	289,191	224,491
Other non-current assets	3,578,609	1,980,050	2,039,127	1,735,576
Total non-current assets	73,983,892	78,603,823	80,526,834	84,640,563
Total assets	143,893,331	144,079,023	131,578,895	153,406,427
Current liabilities
Borrowings	10,754,552	7,697,190	4,940,310	6,838,328
Accounts and notes payable	4,477,990	4,594,287	2,913,770	4,755,715
Lease liabilities	473,351	472,626	662,736	583,124
Accrued expenses and other current liabilities	16,772,620	15,780,661	11,731,654	12,245,618
Preferred shares issued by subsidiaries	10,961,493	13,846,145	7,588,985	12,316,166
Total current liabilities	43,440,006	42,390,909	27,837,455	36,738,951
Non-current liabilities
Borrowings	728,856	1,044,421	149,925	1,681,370
Lease liabilities	700,898	655,847	805,025	725,486
Deferred tax liabilities	143,192	165,498	359,668	485,778
Other non-current liabilities	178,400	420,729	225,486	235,966
Total non-current liabilities	1,751,346	2,286,495	1,540,104	3,128,600
Total liabilities	45,191,352	44,677,404	29,377,559	39,867,551
Commitments and contingencies
EQUITY
Share capital		159	159	156
Shares held for shares award scheme	(3)	(4)	(5)	(3)
Treasury shares	(524,486)	(112,666)
Share premium	394,529,955	397,590,607	395,724,745	392,823,079
Other reserves	18,575,526	18,387,891	18,976,676	21,537,701
Accumulated deficit	(313,996,930)	(316,565,672)	(312,545,664)	(300,894,658)
Equity attributable to non-controlling interest	98,584,216	99,300,315	102,155,911	113,466,275
Non-controlling interests	117,763	101,304	45,425	72,601
Total equity	98,701,979	99,401,619	102,201,336	113,538,876
Total equity and liabilities	¥ 143,893,331	144,079,023	131,578,895	153,406,427
Reclassification
Current assets:
Accounts receivable		147,005	36,585	(199,154)
Amount due from related parties, current portion		(244,661)	(61,423)	(115,239)
Prepayments, receivables and other current assets		97,656	24,838	314,393
Non-current assets
Investment securities and other investments		(1,401,329)	(1,261,362)	(1,929,358)
Other financial investments measured at fair value through profit or loss		1,393,387	1,119,566	1,893,252
Operating lease right-of-use assets		16,695	96,510	128,874
Property and equipment		(16,695)	(96,510)	(128,874)
Amount due from related parties, non-current portion		(252,613)	(36,466)
Other non-current assets		260,555	178,262	36,106
Current liabilities
Borrowings		15,000
Accounts and notes payable		30,692	43,724	130,762
Deferred revenue and customer advances, current portion		(897,084)	(565,058)	(546,003)
Lease liabilities		66,299	139,716	66,247
Amount due to related parties, current portion		(245,438)	(200,115)	(249,402)
Accrued expenses and other current liabilities		1,030,531	581,733	598,396
Non-current liabilities
Lease liabilities		93,038	70,141	70,609
Amount due to related parties, non-current portion		(85,935)	(39,348)
Other non-current liabilities		(7,103)	(30,793)	(70,609)
Commitments and contingencies
EQUITY
Share capital		159	159	156
Treasury shares		3	4	3
Shares held for shares award scheme		(4)	(5)	(3)
Additional paid-in capital		(408,921,666)	(406,549,700)	(403,227,106)
Treasury shares		(112,666)
Share premium		397,590,607	395,724,745	392,823,079
Statutory reserves		(100,105)	(69,328)	(27,917)
Accumulated other comprehensive income		(6,799,720)	(8,052,307)	(11,098,520)
Other reserves		18,343,551	18,946,591	21,530,464
Reclassification | Class A ordinary shares
EQUITY
Share capital		(146)	(144)	(141)
Reclassification | Class B ordinary shares
EQUITY
Share capital		(13)	(15)	(15)
U.S. GAAP
Current assets:
Cash and cash equivalents		27,308,098	20,855,252	43,429,717
Restricted cash		1,139,473	803,956	443,758
Short-term treasury investments		19,242,083	16,965,708	13,172,754
Accounts receivable		3,287,610	2,251,633	2,831,123
Amount due from related parties, current portion		244,661	61,423	115,239
Prepayments, receivables and other current assets		14,253,275	10,114,089	8,773,273
Total current assets		65,475,200	51,052,061	68,765,864
Non-current assets
Restricted cash		20,506	17,333	107,597
Long-term treasury investments		7,892,899	10,199,802	3,722,640
Investment securities and other investments		11,086,408	8,390,657	15,493,175
Investments accounted for using the equity method		4,595,858	4,153,932	4,033,402
Operating lease right-of-use assets		1,120,611	1,392,917	1,287,550
Property and equipment		4,330,172	5,718,324	8,000,218
Intangible assets		675,685	1,724,141	3,286,145
Goodwill		46,377,583	46,377,583	46,377,583
Deferred tax assets		279,464	289,191	224,491
Amount due from related parties, non-current portion		252,613	36,466
Other non-current assets		1,719,495	1,860,865	1,699,470
Total non-current assets		78,351,294	80,161,211	84,232,271
Total assets		143,826,494	131,213,272	152,998,135
Current liabilities
Borrowings		7,682,190	4,940,310	6,838,328
Accounts and notes payable		4,563,595	2,870,046	4,624,953
Deferred revenue and customer advances, current portion		897,084	565,058	546,003
Lease liabilities		406,327	523,020	516,877
Amount due to related parties, current portion		245,438	200,115	249,402
Accrued expenses and other current liabilities		14,750,130	11,149,921	11,647,222
Total current liabilities		28,544,764	20,248,470	24,422,785
Non-current liabilities
Borrowings		1,044,421	149,925	1,681,370
Lease liabilities		562,809	734,884	654,877
Deferred tax liabilities		165,498	359,668	485,778
Amount due to related parties, non-current portion		85,935	39,348
Other non-current liabilities		377,782	256,279	306,575
Total non-current liabilities		2,236,445	1,540,104	3,128,600
Total liabilities		30,781,209	21,788,574	27,551,385
Commitments and contingencies
Convertible redeemable non-controlling interests		14,006,261	13,010,576	12,257,889
Convertible non-controlling interests		1,069,357	1,069,357	1,069,357
Total Mezzanine Equity		15,075,618	14,079,933	13,327,246
EQUITY
Treasury shares		(3)	(4)	(3)
Additional paid-in capital		255,200,825	253,824,544	251,384,835
Statutory reserves		100,105	69,328	27,917
Accumulated other comprehensive income		1,621,907	973,143	(3,599,745)
Accumulated deficit		(159,128,254)	(159,590,989)	(135,766,257)
Equity attributable to non-controlling interest		97,794,739	95,276,181	112,046,903
Non-controlling interests		174,928	68,584	72,601
Total equity		97,969,667	95,344,765	112,119,504
Total equity and liabilities		143,826,494	131,213,272	152,998,135
U.S. GAAP | Class A ordinary shares
EQUITY
Share capital		146	144	141
U.S. GAAP | Class B ordinary shares
EQUITY
Share capital		13	15	15
Recognition and measurement differences
Non-current assets
Investment securities and other investments		(9,685,079)	(7,129,295)	(13,563,817)
Investments accounted for using the equity method		(1,040,259)	(1,094,786)	(1,031,397)
Other financial investments measured at fair value through profit or loss		1,493,332	1,720,194	1,712,706
Other financial investments measured at fair value through other comprehensive income		9,624,566	7,009,296	13,431,049
Operating lease right-of-use assets		(46,327)	(46,082)	(46,545)
Goodwill		(93,704)	(93,704)	(93,704)
Total non-current assets		252,529	365,623	408,292
Total assets		252,529	365,623	408,292
Current liabilities
Preferred shares issued by subsidiaries		13,846,145	7,588,985	12,316,166
Total current liabilities		13,846,145	7,588,985	12,316,166
Non-current liabilities
Other non-current liabilities		50,050
Total non-current liabilities		50,050
Total liabilities		13,896,195	7,588,985	12,316,166
Commitments and contingencies
Convertible redeemable non-controlling interests		(14,006,261)	(13,010,576)	(12,257,889)
Convertible non-controlling interests		(1,069,357)	(1,069,357)	(1,069,357)
Total Mezzanine Equity		(15,075,618)	(14,079,933)	(13,327,246)
EQUITY
Additional paid-in capital		153,720,841	152,725,156	151,842,271
Accumulated other comprehensive income		5,177,813	7,079,164	14,698,265
Other reserves		44,340	30,085	7,237
Accumulated deficit		(157,437,418)	(152,954,675)	(165,128,401)
Equity attributable to non-controlling interest		1,505,576	6,879,730	1,419,372
Non-controlling interests		(73,624)	(23,159)
Total equity		1,431,952	6,856,571	1,419,372
Total equity and liabilities		¥ 252,529	¥ 365,623	¥ 408,292